Post-employment benefits (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Plan assets, at fair value	R$ 23,754	R$ 21,933
Itau Unibanco Holding [Member]
IfrsStatementLineItems [Line Items]
Plan assets, at fair value	1	1
Itau Unibanco Holding [Member] | Real Estate 2 [Member]
IfrsStatementLineItems [Line Items]
Plan assets, at fair value	R$ 464	R$ 420